Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Statement of compliance

Statement of compliance

These unaudited condensed consolidated interim financial statements as of June 30, 2024 and for the six months ended June 30, 2024 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting (“IAS 34”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2023.

These condensed consolidated interim financial statements include all adjustments that are necessary to fairly state the results of the interim period. The Company believes that the disclosures are adequate to make the information presented not misleading. Interim results are not necessarily indicative of results to be expected for the full year. Management does not consider the business to be seasonal or cyclical.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board and Interpretations, have been condensed or omitted as permitted by IAS 34. The condensed consolidated statement of financial position as of December 31, 2023 was derived from the audited consolidated financial statements. The unaudited interim condensed consolidated financial statements were authorized for issuance by the Company’s Audit Committee on September [x], 2024.

Change of functional and presentation currency

Change of functional and presentation currency

Items included in the unaudited consolidated financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). In prior years, the Directors regarded Swiss francs as the functional currency of Altamira Therapeutics Ltd. as the parent company’s cash flows were predominantly denominated in Swiss francs. This has gradually changed so that most of the Company’s cash flows are denominated in US dollars. In addition, it was considered that the parent company is domiciled in Bermuda and that its common shares are listed on the Nasdaq Stock Market in the United States of America. In view of this, the Board of Directors has decided to change the functional currency of Altamira Therapeutics Ltd. from Swiss francs to US dollars as of January 1, 2024. The change in functional currency of the Company was applied prospectively from the date of change.

Further, the Directors have elected to change the Company’s presentation currency in these financial statements from Swiss francs to US dollars. The Company believes that the presentation currency change will give investors and other stakeholders a clearer understanding of the Company’s performance over time. The change in presentation currency is a voluntary change which is accounted for retrospectively in the comparative information and all comparative statements and notes have been restated accordingly applying the foreign exchange translation principles as set out below. Consequently, these unaudited interim condensed consolidated financial statements are presented in US dollars (“US$”), which henceforth is the Company’s functional currency and the Company’s presentation currency.

Foreign currency transactions

Foreign currency transactions

Items included in the financial statements of Company entities are measured using the currency of the primary economic environment in which the entity operates. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are generally recognized in profit or loss. If they are attributable to part of the net investment in a foreign operation, they are recognized in OCI until the net investment is disposed of, at which time the cumulative amount is reclassified to profit or loss. Non-monetary items that are measured based on historical cost in a foreign currency are not re-translated.

Closing rates for the most significant foreign currencies relative to US$

Foreign operations

Assets and liabilities of Company entities whose functional currency is other than US$ are included in the consolidation by translating the assets and liabilities into the presentation currency at the exchange rates applicable at the end of the reporting period. Income and expenses are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions).

Foreign currency translation differences are recognized in Other Comprehensive income/(loss) and presented in the foreign currency translation reserve in equity. When a foreign operation is disposed of such that control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal.

Closing rates for the most significant foreign currencies relative to US$:

		Geographical	Reporting	June 30,	December 31,	June 30,	January 1,
Currency		area	entities	2024	2023	2023	2023
US$	Dollar	United States	2	1.0000	1.0000	1.0000	1.0000
CHF	Swiss Franc	Switzerland	2	1.1125	1.1884	1.1173	1.0810
EUR	Euro	Europe	1	1.0722	1.1036	1.0924	1.0703

Average exchange rates for the year for the most significant foreign currencies relative to US$:

				Six months ended
Currency		Geographical area	Reporting entities	June 30, 2024	June 30, 2023
US$	Dollar	United States	2	1.0000	1.0000
CHF	Swiss Franc	Switzerland	2	1.1245	1.0966
EUR	Euro	Europe	1	1.0814	1.0817

Significant accounting policies

Significant accounting policies

The accounting policies applied by the Company in these unaudited condensed consolidated interim financial statements are the same as those applied by the Company in its audited consolidated financial statements as of and for the year ended December 31, 2023 and have been applied consistently to all periods presented in these condensed consolidated interim financial statements, unless otherwise indicated.

New standards, amendments and interpretations adopted by the Company

New standards, amendments and interpretations adopted by the Company

Amendments to IAS 7 & IFRS 7	Supplier Finance Arrangements, Presentation of Financial Statements
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback
Amendments to IAS 1	Classification of Liabilities as Current or Non-Current
Amendments to IAS 1	Non-current Liabilities with Covenants

The application of these new standards, amendments to standards and interpretations did not have any material impact on the financial statements of the Company.

Investment in an associate

Investment in an associate

On November 21, 2023, the Company divested partially its Bentrio® business by selling a 51% stake in Altamira Medica AG, Basel, Switzerland, and its 100% subsidiary Auris Medical Pty Ltd, Melbourne, Australia (subsequently renamed as Altamira Medica Pty Ltd). After the sale, the retained 49% stake is accounted for as investment in an associate using the equity method. After recognizing the Company’s share of loss of $237,007 and the share of Other comprehensive loss of $43,712, the carrying amount as at June 30, 2024 amounts to $2,411,469 (December 31, 2023; $2,872,623).

Discontinued operations

A discontinued operation is a component of the Company’s business that represents a separate major line of business or geographical area of operations or is a subsidiary acquired exclusively with a view to resale, that has been disposed of, has been abandoned or that meets the criteria to be classified as held for sale.

Discontinued operations are presented in the consolidated statement of comprehensive income/(loss) as a single line which comprises the post-tax profit or loss of the discontinued operation along with the post-tax gain or loss recognized on the re-measurement to fair value less costs to sell or on disposal of the assets or disposal of Company entities constituting discontinued operations.

When an operation is classified as a discontinued operation, the comparative statement of profit or loss is re-presented as if the operation had been discontinued from the start of the comparative year. The objective is to provide the users of the financial statements with the most useful information to evaluate the financial effects of discontinued operations. Transactions between continuing and discontinued operations are presented as part of the respective continuing or discontinued operations. For the divested Bentrio® business, this approach best reflects the continuance of the relationship. However, intracompany transactions between continuing and discontinued operations are eliminated in the financial statements as a whole.

Going concern

Going concern

The Company has incurred recurring losses and negative cash flows from operations since inception and it expects to generate losses from operations for the foreseeable future primarily due to research and development costs for its potential product candidates. The Company expects its research and development expenses to remain significant as it advances or initiates the pre-clinical and clinical development of its OligoPhore™/SemaPhore™ platforms, AM-401, AM-411 or any other product candidate. The Company expects its total cash needs in 2024 to be in the range of $5.8 to $7.0 million, which represents a substantial reduction compared to 2023 as the Company completed the clinical development of Bentrio®, partially divested its Bentrio® business and significantly reduced headcount and expense levels.

The Company’s Board of Directors has considered the cash flow forecasts and the funding requirements of the business and continues to explore and pursue various funding opportunities, including licensing revenues and capital raises. Following the partial spin-off of the Bentrio® business, the Company intends to partner or divest also its inner therapeutic assets, notably the AM-125 development program, in order to focus on the development of its OligoPhore™/SemaPhore™ RNA delivery platform and the AM-401 and AM-411 flagship programs. The Board of Directors considers it feasible to generate $15.5 to 17.5 million in funding from partnering and capital markets within 12 months from the reporting date. At the date of issuing these financial statements, such plans have not yet been fully realized.

The Company’s assumptions may prove to be wrong, and the Company may have to use its capital resources sooner than it currently expects. As is often the case with drug development companies, the ability of the consolidated entity to continue its development activities as a going concern is dependent upon it deriving sufficient cash from investors, from licensing and partnering activities, in particular the intended divestiture or partnering of the Company’s legacy assets in the fields of inner ear therapeutics and OTC consumer health products, and from other sources of revenue such as grant funding.

To the extent that the Company will be unable to generate sufficient cash proceeds from the planned divestiture or partnering of its legacy assets or other partnering activities, it will need substantial additional financing to meet its funding requirements. While Management and the Board of Directors continue to apply best efforts to evaluate available options, there is no guarantee that any transaction can be realized or that such transaction would generate sufficient funds to finance operations for twelve months from the issuance of these financial statements. These factors raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements have been prepared on a going concern basis, which contemplates the continuity of normal activities and realization of assets and settlement of liabilities in the normal course of business. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. The lack of a going concern assessment may negatively affect the valuation of the Company’s investments in its subsidiaries and result in a revaluation of these holdings. The Board of Directors will need to consider the interests of the Company’s creditors and take appropriate action to restructure the business if it appears that the Company is insolvent or likely to become insolvent.

If additional capital is not available when required, the Company may need to delay or curtail its operations until such funding is received. Various internal and external factors will affect whether and when the Company’s product candidates can be out-licensed. The length of time and cost of developing the Company’s product candidates and/or failure of them at any stage of the development process may materially affect the Company’s financial condition and future operations. Such matters are not fully within the control of the Company and thus all associated outcomes are uncertain. The Company also expects to continue to incur additional costs associated with operating as a public company. Additional funds may not be available on a timely basis, on favorable terms, or at all, and such funds, if raised, may not be sufficient to enable the Company to continue to implement its long-term business strategy. If the Company is not able to raise capital when needed, it could be forced to delay, reduce or eliminate its product development programs, which could materially harm the Company’s business, prospects, financial condition and operating results. This could then result in bankruptcy, or the liquidation of the Company.